Employment Agreements (Details Textuals) (USD $)	0 Months Ended				12 Months Ended
	Aug. 03, 2009 Chief Executive Officer [Member]	Jan. 02, 2009 Chief Executive Officer [Member]	Jan. 07, 2011 Chief Executive Officer [Member]	Oct. 31, 2010 Chief Executive Officer [Member]	Sep. 30, 2012 Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Payment Equal to Base Salary, Period	1 year	1 year
Post employment benefit liability			$ 3,400,000
Period of consulting agreement		5 years
Shares unvested				756,000
Annual consulting fee		500,000
Percentage of annual fee for incentive bonus		50.00%
Maximum percentage of annual fee		100.00%
Termination of agreement by Death or disability		payment of an amount equal to one year’s annual consulting fee plus one year of incentive bonus
Description Of Payment On Termination Of Agreement By Death Or Disability, Payment Equal to Consulting Fee Agreement, Period		1 year
Description Of Payment On Termination Of Agreement By Death Or Disability, Payment Equal to Incentive Bonus, Period		1 year
Additional annual incentive bonuses		$ 500,000
Initial term of agreement	2 years
Period of non compete agreements	2 years
Additional term of agreement	1 year
Period for termination notice	continue to be renewed for successive one-year terms unless either party gives 90-days’ notice to terminate
Supplemental Unemployment Benefits, Severance Benefits, Period					1 year